Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from operating activities:
Net Income (loss)	$ 5,770	$ (4,827)	$ (9,201)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property, plant & equipment	404	1,532	2,243
Amortization of intangible assets	4	5	604
Interest and amortization of debt discount	355	167	8
Inventory obsolescence impairment	554		(457)
Income tax expense / (recovery) net of cash paid	(3,250)	6	5
Release of provision			(52)
Other non cash expenses /(income)
Expenses accrued under noncurrent liabilities	882
Unrealized and non cash foreign currency transactions			616
Other			(120)
Changes in operating assets and liabilities, net of effects of businesses acquired
Decrease (increase) in accounts receivables	387	(400)	1,539
Decrease (increase) in inventories	(5,354)	(236)	313
Decrease (increase) in other current assets and prepaids, net	(778)	172	198
Decrease (increase) in deferred research & development tax credits, net	154	464	1,330
Decrease (increase) in other noncurrent assets, net	5	4	63
Increase (decrease) in accounts payable	(521)	522	(457)
Increase (decrease) in deferred revenue, current		(150)	143
Increase (decrease) in income taxes payable	44	3	(10)
Increase (decrease) in other current liabilities	(31)	(413)	169
Increase (decrease) in defined benefit pension liability	(179)	(440)	43
Net cash provided by (used in) operating activities	(1,554)	(3,591)	(3,023)
Cash Flows from investing activities:
Sale / (acquisition) of property, plant and equipment	(299)	(36)	(52)
Acquisition of a business, net of cash and cash equivalents acquired			215
Net cash provided by (used in) investing activities	(299)	(36)	163
Cash Flows from financing activities:
Proceeds from debt	3,750	3,691	4,013
Repayments of debt			(1,208)
Net cash provided by (used in) financing activities	3,750	3,691	2,805
Effect of exchange rate changes on cash and cash equivalents	96	170	40
Cash and cash equivalents
Net increase (decrease) during the period	1,993	234	(15)
Balance, beginning of period	2,064	1,830	1,845
Balance, end of period	4,057	2,064	1,830
Supplemental cash flow information
Cash paid for incomes taxes	4		16
Recapitalization by WISeKey International Holding Ltd	7,348	0
ROU assets obtained from operating lease	$ 56	$ 33	$ 90